Plant and equipment - Aditional information (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Sep. 29, 2017 CNY (¥)	Oct. 16, 2017 CNY (¥) shares	Oct. 16, 2017 CAD ($) shares	Sep. 29, 2017 CAD ($)	Sep. 27, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Contractual Commitments ForAcquisition Of Property Plant And Equipment, Percentage					10.00%
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd.
Disclosure of detailed information about property, plant and equipment [line items]
Description of manufacturing agreement	payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. At December 31, 2019, the Company has completed the prototype tooling and molds with actual cost of CNY ¥10.1 million ($1.9 million), as assessed by the Company, the prototype tooling and molds will be used for the mass production. The Company had paid 90% of prototype tooling and molds and 89% of the mass production tooling and molds
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost	¥ 9.5			$ 1.8
Manufacturing Agreement | Chongqing Zongshen Automobile Co., Ltd. | Mass Production Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost	¥ 37.0			$ 6.9
Share Pledge Agreement | Chongqing Zongshen Automobile Co., Ltd. | Prototype Tooling and Molds
Disclosure of detailed information about property, plant and equipment [line items]
Agreement estimated cost		¥ 9.5	$ 1.8
Share pledge agreement common shares		400,000	400,000